Exhibit 99.2

April 27, 2021

Amherst Single Family Residential Partners VI, LP

5001 Plaza on the Lake, Suite 200

Austin, Texas 78746

RE: AMSR 2021-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

To whom it may concern:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

A. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Amherst Single Family Residential Partners VI, LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

B. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or the Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool. The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology. Rather, the Subject Properties were identified by you. Accordingly, they may not be representative of the entire pool, as to which we make no representation.

C. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties. Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

D. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

a. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

b. The value of the Properties or any other collateral securing the Mortgage Loan,

c. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

d. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 0 of 605 of the Subject Properties set forth on Schedule I are subject to an active and mandatory HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein. The conclusions expressed herein are given only as of the dates when the research was conducted, and we undertake no responsibility to update or supplement this report after the dates thereof for any reason.

This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent. In addition, this report is not assignable to any person or entity without our prior written approval.

BCHH, Inc.

By:	/s/ Charles Marino
Name:	Charles Marino
Title:	President

Schedule I

Property ID	HOA Status
1675880	APPARENT NON-HOA PROPERTY
1676271	APPARENT NON-HOA PROPERTY
1677183	APPARENT NON-HOA PROPERTY
1830539	APPARENT NON-HOA PROPERTY
1830677	APPARENT NON-HOA PROPERTY
1830686	APPARENT NON-HOA PROPERTY
1830690	APPARENT NON-HOA PROPERTY
1830821	APPARENT NON-HOA PROPERTY
1830822	APPARENT NON-HOA PROPERTY
1830856	APPARENT NON-HOA PROPERTY
1830932	APPARENT NON-HOA PROPERTY
1830957	APPARENT NON-HOA PROPERTY
1950177	APPARENT NON-HOA PROPERTY
2092708	APPARENT NON-HOA PROPERTY
2170518	APPARENT NON-HOA PROPERTY
2601653	APPARENT NON-HOA PROPERTY
2601663	APPARENT NON-HOA PROPERTY
2690943	APPARENT NON-HOA PROPERTY
2691021	APPARENT NON-HOA PROPERTY
2861771	APPARENT NON-HOA PROPERTY
2861777	APPARENT NON-HOA PROPERTY
3015404	APPARENT NON-HOA PROPERTY
3015429	APPARENT NON-HOA PROPERTY
3015471	APPARENT NON-HOA PROPERTY
3015477	APPARENT NON-HOA PROPERTY
3015479	APPARENT NON-HOA PROPERTY
3015499	APPARENT NON-HOA PROPERTY
3015512	APPARENT NON-HOA PROPERTY
3015526	APPARENT NON-HOA PROPERTY
3015580	APPARENT NON-HOA PROPERTY
3015581	APPARENT NON-HOA PROPERTY
3015586	APPARENT NON-HOA PROPERTY
3015678	APPARENT NON-HOA PROPERTY
3015728	APPARENT NON-HOA PROPERTY
3015807	APPARENT NON-HOA PROPERTY
3424733	APPARENT NON-HOA PROPERTY
3424782	APPARENT NON-HOA PROPERTY
3424789	APPARENT NON-HOA PROPERTY

3424827	APPARENT NON-HOA PROPERTY
3424866	APPARENT NON-HOA PROPERTY
4169294	APPARENT NON-HOA PROPERTY
4169341	APPARENT NON-HOA PROPERTY
4169400	APPARENT NON-HOA PROPERTY
457290	APPARENT NON-HOA PROPERTY
463370	APPARENT NON-HOA PROPERTY
463625	APPARENT NON-HOA PROPERTY
466015	APPARENT NON-HOA PROPERTY
477370	APPARENT NON-HOA PROPERTY
5036759	APPARENT NON-HOA PROPERTY
5036760	APPARENT NON-HOA PROPERTY
5036786	APPARENT NON-HOA PROPERTY
5036792	APPARENT NON-HOA PROPERTY
5036798	APPARENT NON-HOA PROPERTY
5036816	APPARENT NON-HOA PROPERTY
505509	APPARENT NON-HOA PROPERTY
541383	APPARENT NON-HOA PROPERTY
604126	APPARENT NON-HOA PROPERTY
614339	APPARENT NON-HOA PROPERTY
618744	APPARENT NON-HOA PROPERTY
6734646	APPARENT NON-HOA PROPERTY
6734647	APPARENT NON-HOA PROPERTY
677167	APPARENT NON-HOA PROPERTY
6821754	APPARENT NON-HOA PROPERTY
6821758	APPARENT NON-HOA PROPERTY
6821762	APPARENT NON-HOA PROPERTY
6821772	APPARENT NON-HOA PROPERTY
6821774	APPARENT NON-HOA PROPERTY
6821779	APPARENT NON-HOA PROPERTY
6821787	APPARENT NON-HOA PROPERTY
6821789	APPARENT NON-HOA PROPERTY
6821809	APPARENT NON-HOA PROPERTY
6821814	APPARENT NON-HOA PROPERTY
6821824	APPARENT NON-HOA PROPERTY
6821841	APPARENT NON-HOA PROPERTY
6821843	APPARENT NON-HOA PROPERTY
6884467	APPARENT NON-HOA PROPERTY
6960552	APPARENT NON-HOA PROPERTY
7163685	APPARENT NON-HOA PROPERTY
7163689	APPARENT NON-HOA PROPERTY

7218636	APPARENT NON-HOA PROPERTY
7219686	APPARENT NON-HOA PROPERTY
7229379	APPARENT NON-HOA PROPERTY
7229390	APPARENT NON-HOA PROPERTY
7231688	APPARENT NON-HOA PROPERTY
7234752	APPARENT NON-HOA PROPERTY
7235079	APPARENT NON-HOA PROPERTY
7235080	APPARENT NON-HOA PROPERTY
7235144	APPARENT NON-HOA PROPERTY
7235145	APPARENT NON-HOA PROPERTY
7237053	APPARENT NON-HOA PROPERTY
7237062	APPARENT NON-HOA PROPERTY
7237551	APPARENT NON-HOA PROPERTY
7237815	APPARENT NON-HOA PROPERTY
7238609	APPARENT NON-HOA PROPERTY
7238637	APPARENT NON-HOA PROPERTY
7239829	APPARENT NON-HOA PROPERTY
7240525	APPARENT NON-HOA PROPERTY
7241143	APPARENT NON-HOA PROPERTY
7242568	APPARENT NON-HOA PROPERTY
7242572	APPARENT NON-HOA PROPERTY
7242613	APPARENT NON-HOA PROPERTY
7243331	APPARENT NON-HOA PROPERTY
7246035	APPARENT NON-HOA PROPERTY
7247450	APPARENT NON-HOA PROPERTY
7247923	APPARENT NON-HOA PROPERTY
7247943	APPARENT NON-HOA PROPERTY
7249259	APPARENT NON-HOA PROPERTY
7250825	APPARENT NON-HOA PROPERTY
7250982	APPARENT NON-HOA PROPERTY
7252921	APPARENT NON-HOA PROPERTY
7255794	APPARENT NON-HOA PROPERTY
7255795	APPARENT NON-HOA PROPERTY
7255820	APPARENT NON-HOA PROPERTY
7256734	APPARENT NON-HOA PROPERTY
7257084	APPARENT NON-HOA PROPERTY
7257171	APPARENT NON-HOA PROPERTY
7261288	APPARENT NON-HOA PROPERTY
7265514	APPARENT NON-HOA PROPERTY
7266475	APPARENT NON-HOA PROPERTY
7267285	APPARENT NON-HOA PROPERTY

7267434	APPARENT NON-HOA PROPERTY
7267478	APPARENT NON-HOA PROPERTY
7268000	APPARENT NON-HOA PROPERTY
7268662	APPARENT NON-HOA PROPERTY
7269636	APPARENT NON-HOA PROPERTY
7269819	APPARENT NON-HOA PROPERTY
7271024	APPARENT NON-HOA PROPERTY
7271139	APPARENT NON-HOA PROPERTY
7272466	APPARENT NON-HOA PROPERTY
7274544	APPARENT NON-HOA PROPERTY
7274815	APPARENT NON-HOA PROPERTY
7274826	APPARENT NON-HOA PROPERTY
7275407	APPARENT NON-HOA PROPERTY
7276070	APPARENT NON-HOA PROPERTY
7277796	APPARENT NON-HOA PROPERTY
7279063	APPARENT NON-HOA PROPERTY
7279165	APPARENT NON-HOA PROPERTY
7279861	APPARENT NON-HOA PROPERTY
7280981	APPARENT NON-HOA PROPERTY
7280984	APPARENT NON-HOA PROPERTY
7281502	APPARENT NON-HOA PROPERTY
7281846	APPARENT NON-HOA PROPERTY
7281935	APPARENT NON-HOA PROPERTY
7283364	APPARENT NON-HOA PROPERTY
7283652	APPARENT NON-HOA PROPERTY
7285837	APPARENT NON-HOA PROPERTY
7287265	APPARENT NON-HOA PROPERTY
7287757	APPARENT NON-HOA PROPERTY
7287808	APPARENT NON-HOA PROPERTY
7288462	APPARENT NON-HOA PROPERTY
7288634	APPARENT NON-HOA PROPERTY
7288687	APPARENT NON-HOA PROPERTY
7288884	APPARENT NON-HOA PROPERTY
7289413	APPARENT NON-HOA PROPERTY
7291945	APPARENT NON-HOA PROPERTY
7292249	APPARENT NON-HOA PROPERTY
7292255	APPARENT NON-HOA PROPERTY
7292274	APPARENT NON-HOA PROPERTY
7292279	APPARENT NON-HOA PROPERTY
7292861	APPARENT NON-HOA PROPERTY
7293254	APPARENT NON-HOA PROPERTY

7293503	APPARENT NON-HOA PROPERTY
7293509	APPARENT NON-HOA PROPERTY
7293861	APPARENT NON-HOA PROPERTY
7294382	APPARENT NON-HOA PROPERTY
7294420	APPARENT NON-HOA PROPERTY
7294502	APPARENT NON-HOA PROPERTY
7294855	APPARENT NON-HOA PROPERTY
7294900	APPARENT NON-HOA PROPERTY
7295843	APPARENT NON-HOA PROPERTY
7296440	APPARENT NON-HOA PROPERTY
7296637	APPARENT NON-HOA PROPERTY
7297841	APPARENT NON-HOA PROPERTY
7298322	APPARENT NON-HOA PROPERTY
7298369	APPARENT NON-HOA PROPERTY
7298739	APPARENT NON-HOA PROPERTY
7299351	APPARENT NON-HOA PROPERTY
7299364	APPARENT NON-HOA PROPERTY
7299442	APPARENT NON-HOA PROPERTY
7300758	APPARENT NON-HOA PROPERTY
7303405	APPARENT NON-HOA PROPERTY
7304499	APPARENT NON-HOA PROPERTY
7304750	APPARENT NON-HOA PROPERTY
7304770	APPARENT NON-HOA PROPERTY
7304909	APPARENT NON-HOA PROPERTY
7305157	APPARENT NON-HOA PROPERTY
7305275	APPARENT NON-HOA PROPERTY
7305344	APPARENT NON-HOA PROPERTY
7306157	APPARENT NON-HOA PROPERTY
7306158	APPARENT NON-HOA PROPERTY
7306161	APPARENT NON-HOA PROPERTY
7306162	APPARENT NON-HOA PROPERTY
7306168	APPARENT NON-HOA PROPERTY
7306169	APPARENT NON-HOA PROPERTY
7307546	APPARENT NON-HOA PROPERTY
7308635	APPARENT NON-HOA PROPERTY
7309137	APPARENT NON-HOA PROPERTY
7309360	APPARENT NON-HOA PROPERTY
7309366	APPARENT NON-HOA PROPERTY
7309415	APPARENT NON-HOA PROPERTY
7311634	APPARENT NON-HOA PROPERTY
7311762	APPARENT NON-HOA PROPERTY

7312244	APPARENT NON-HOA PROPERTY
7312763	APPARENT NON-HOA PROPERTY
7312847	APPARENT NON-HOA PROPERTY
7313176	APPARENT NON-HOA PROPERTY
7317105	APPARENT NON-HOA PROPERTY
7317106	APPARENT NON-HOA PROPERTY
7317108	APPARENT NON-HOA PROPERTY
7317593	APPARENT NON-HOA PROPERTY
7318981	APPARENT NON-HOA PROPERTY
7319831	APPARENT NON-HOA PROPERTY
7319970	APPARENT NON-HOA PROPERTY
7320457	APPARENT NON-HOA PROPERTY
7320542	APPARENT NON-HOA PROPERTY
7320543	APPARENT NON-HOA PROPERTY
7320723	APPARENT NON-HOA PROPERTY
7320798	APPARENT NON-HOA PROPERTY
7320799	APPARENT NON-HOA PROPERTY
7320810	APPARENT NON-HOA PROPERTY
7320815	APPARENT NON-HOA PROPERTY
7320816	APPARENT NON-HOA PROPERTY
7320822	APPARENT NON-HOA PROPERTY
7320830	APPARENT NON-HOA PROPERTY
7320831	APPARENT NON-HOA PROPERTY
7320952	APPARENT NON-HOA PROPERTY
7321148	APPARENT NON-HOA PROPERTY
7321202	APPARENT NON-HOA PROPERTY
7321244	APPARENT NON-HOA PROPERTY
7321247	APPARENT NON-HOA PROPERTY
7321299	APPARENT NON-HOA PROPERTY
7321700	APPARENT NON-HOA PROPERTY
7321718	APPARENT NON-HOA PROPERTY
7321766	APPARENT NON-HOA PROPERTY
7321855	APPARENT NON-HOA PROPERTY
7322011	APPARENT NON-HOA PROPERTY
7322120	APPARENT NON-HOA PROPERTY
7322813	APPARENT NON-HOA PROPERTY
7324373	APPARENT NON-HOA PROPERTY
7324389	APPARENT NON-HOA PROPERTY
7324437	APPARENT NON-HOA PROPERTY
7325539	APPARENT NON-HOA PROPERTY
7325554	APPARENT NON-HOA PROPERTY

7325557	APPARENT NON-HOA PROPERTY
7325813	APPARENT NON-HOA PROPERTY
7326009	APPARENT NON-HOA PROPERTY
7328178	APPARENT NON-HOA PROPERTY
7328213	APPARENT NON-HOA PROPERTY
7328317	APPARENT NON-HOA PROPERTY
7330553	APPARENT NON-HOA PROPERTY
7331482	APPARENT NON-HOA PROPERTY
7331492	APPARENT NON-HOA PROPERTY
7331822	APPARENT NON-HOA PROPERTY
7334500	APPARENT NON-HOA PROPERTY
7335299	APPARENT NON-HOA PROPERTY
7338147	APPARENT NON-HOA PROPERTY
7338583	APPARENT NON-HOA PROPERTY
7338819	APPARENT NON-HOA PROPERTY
7338902	APPARENT NON-HOA PROPERTY
7339117	APPARENT NON-HOA PROPERTY
7340625	APPARENT NON-HOA PROPERTY
7340687	APPARENT NON-HOA PROPERTY
7340716	APPARENT NON-HOA PROPERTY
7341051	APPARENT NON-HOA PROPERTY
7341064	APPARENT NON-HOA PROPERTY
7341912	APPARENT NON-HOA PROPERTY
7342136	APPARENT NON-HOA PROPERTY
7342137	APPARENT NON-HOA PROPERTY
7342138	APPARENT NON-HOA PROPERTY
7343203	APPARENT NON-HOA PROPERTY
7343204	APPARENT NON-HOA PROPERTY
7343543	APPARENT NON-HOA PROPERTY
7345078	APPARENT NON-HOA PROPERTY
7345608	APPARENT NON-HOA PROPERTY
7345858	APPARENT NON-HOA PROPERTY
7346305	APPARENT NON-HOA PROPERTY
7347375	APPARENT NON-HOA PROPERTY
7350658	APPARENT NON-HOA PROPERTY
7351608	APPARENT NON-HOA PROPERTY
7353553	APPARENT NON-HOA PROPERTY
7358482	APPARENT NON-HOA PROPERTY
7358562	APPARENT NON-HOA PROPERTY
7358723	APPARENT NON-HOA PROPERTY
7369828	APPARENT NON-HOA PROPERTY

7370467	APPARENT NON-HOA PROPERTY
7372408	APPARENT NON-HOA PROPERTY
7374225	APPARENT NON-HOA PROPERTY
7381470	APPARENT NON-HOA PROPERTY
7393849	APPARENT NON-HOA PROPERTY
7397861	APPARENT NON-HOA PROPERTY
7399421	APPARENT NON-HOA PROPERTY
7403686	APPARENT NON-HOA PROPERTY
7404322	APPARENT NON-HOA PROPERTY
7409181	APPARENT NON-HOA PROPERTY
7411151	APPARENT NON-HOA PROPERTY
7413118	APPARENT NON-HOA PROPERTY
7413141	APPARENT NON-HOA PROPERTY
7414084	APPARENT NON-HOA PROPERTY
7414164	APPARENT NON-HOA PROPERTY
7415082	APPARENT NON-HOA PROPERTY
7417291	APPARENT NON-HOA PROPERTY
7419885	APPARENT NON-HOA PROPERTY
7421280	APPARENT NON-HOA PROPERTY
7423850	APPARENT NON-HOA PROPERTY
7423859	APPARENT NON-HOA PROPERTY
7427362	APPARENT NON-HOA PROPERTY
7434952	APPARENT NON-HOA PROPERTY
7434960	APPARENT NON-HOA PROPERTY
7436891	APPARENT NON-HOA PROPERTY
7437344	APPARENT NON-HOA PROPERTY
7437358	APPARENT NON-HOA PROPERTY
7439992	APPARENT NON-HOA PROPERTY
7442101	APPARENT NON-HOA PROPERTY
7442121	APPARENT NON-HOA PROPERTY
7442140	APPARENT NON-HOA PROPERTY
7447003	APPARENT NON-HOA PROPERTY
7448698	APPARENT NON-HOA PROPERTY
7449942	APPARENT NON-HOA PROPERTY
7466759	APPARENT NON-HOA PROPERTY
7467751	APPARENT NON-HOA PROPERTY
7472421	APPARENT NON-HOA PROPERTY
7473081	APPARENT NON-HOA PROPERTY
748925	APPARENT NON-HOA PROPERTY
7491712	APPARENT NON-HOA PROPERTY
7502809	APPARENT NON-HOA PROPERTY

7506945	APPARENT NON-HOA PROPERTY
7507053	APPARENT NON-HOA PROPERTY
7510251	APPARENT NON-HOA PROPERTY
7512585	APPARENT NON-HOA PROPERTY
7514188	APPARENT NON-HOA PROPERTY
7515889	APPARENT NON-HOA PROPERTY
7517894	APPARENT NON-HOA PROPERTY
7520239	APPARENT NON-HOA PROPERTY
7521370	APPARENT NON-HOA PROPERTY
7521379	APPARENT NON-HOA PROPERTY
7523216	APPARENT NON-HOA PROPERTY
7523635	APPARENT NON-HOA PROPERTY
7524401	APPARENT NON-HOA PROPERTY
7525789	APPARENT NON-HOA PROPERTY
7526490	APPARENT NON-HOA PROPERTY
7527793	APPARENT NON-HOA PROPERTY
7527877	APPARENT NON-HOA PROPERTY
7532509	APPARENT NON-HOA PROPERTY
7534319	APPARENT NON-HOA PROPERTY
7536428	APPARENT NON-HOA PROPERTY
7539525	APPARENT NON-HOA PROPERTY
7539537	APPARENT NON-HOA PROPERTY
7540704	APPARENT NON-HOA PROPERTY
7545762	APPARENT NON-HOA PROPERTY
7546204	APPARENT NON-HOA PROPERTY
7547482	APPARENT NON-HOA PROPERTY
7549029	APPARENT NON-HOA PROPERTY
7549135	APPARENT NON-HOA PROPERTY
7550902	APPARENT NON-HOA PROPERTY
7551301	APPARENT NON-HOA PROPERTY
7551306	APPARENT NON-HOA PROPERTY
7551310	APPARENT NON-HOA PROPERTY
7551312	APPARENT NON-HOA PROPERTY
7551313	APPARENT NON-HOA PROPERTY
7551317	APPARENT NON-HOA PROPERTY
7551337	APPARENT NON-HOA PROPERTY
7551350	APPARENT NON-HOA PROPERTY
7555310	APPARENT NON-HOA PROPERTY
7555311	APPARENT NON-HOA PROPERTY
7555312	APPARENT NON-HOA PROPERTY
7555313	APPARENT NON-HOA PROPERTY

7555314	APPARENT NON-HOA PROPERTY
7555315	APPARENT NON-HOA PROPERTY
7555316	APPARENT NON-HOA PROPERTY
7555317	APPARENT NON-HOA PROPERTY
7555318	APPARENT NON-HOA PROPERTY
7555319	APPARENT NON-HOA PROPERTY
7556590	APPARENT NON-HOA PROPERTY
7570879	APPARENT NON-HOA PROPERTY
7572512	APPARENT NON-HOA PROPERTY
7574584	APPARENT NON-HOA PROPERTY
7574594	APPARENT NON-HOA PROPERTY
7574661	APPARENT NON-HOA PROPERTY
7574699	APPARENT NON-HOA PROPERTY
7576387	APPARENT NON-HOA PROPERTY
7580187	APPARENT NON-HOA PROPERTY
7582470	APPARENT NON-HOA PROPERTY
7585629	APPARENT NON-HOA PROPERTY
7595925	APPARENT NON-HOA PROPERTY
7595929	APPARENT NON-HOA PROPERTY
7606078	APPARENT NON-HOA PROPERTY
7614861	APPARENT NON-HOA PROPERTY
7620023	APPARENT NON-HOA PROPERTY
7620029	APPARENT NON-HOA PROPERTY
7626936	APPARENT NON-HOA PROPERTY
7627594	APPARENT NON-HOA PROPERTY
7627790	APPARENT NON-HOA PROPERTY
7628807	APPARENT NON-HOA PROPERTY
7628859	APPARENT NON-HOA PROPERTY
7629341	APPARENT NON-HOA PROPERTY
7631514	APPARENT NON-HOA PROPERTY
7632945	APPARENT NON-HOA PROPERTY
7634596	APPARENT NON-HOA PROPERTY
7634962	APPARENT NON-HOA PROPERTY
7635409	APPARENT NON-HOA PROPERTY
7636538	APPARENT NON-HOA PROPERTY
7638660	APPARENT NON-HOA PROPERTY
7641123	APPARENT NON-HOA PROPERTY
7641953	APPARENT NON-HOA PROPERTY
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7641983	APPARENT NON-HOA PROPERTY
7641993	APPARENT NON-HOA PROPERTY

7643976	APPARENT NON-HOA PROPERTY
7649606	APPARENT NON-HOA PROPERTY
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7659467	APPARENT NON-HOA PROPERTY
7660199	APPARENT NON-HOA PROPERTY
7660201	APPARENT NON-HOA PROPERTY
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7664867	APPARENT NON-HOA PROPERTY
7668379	APPARENT NON-HOA PROPERTY
7672367	APPARENT NON-HOA PROPERTY
7672533	APPARENT NON-HOA PROPERTY
7674266	APPARENT NON-HOA PROPERTY
7676564	APPARENT NON-HOA PROPERTY
7682091	APPARENT NON-HOA PROPERTY
7682194	APPARENT NON-HOA PROPERTY
7683140	APPARENT NON-HOA PROPERTY
7683387	APPARENT NON-HOA PROPERTY
7683959	APPARENT NON-HOA PROPERTY
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7687302	APPARENT NON-HOA PROPERTY
7690870	APPARENT NON-HOA PROPERTY
7690924	APPARENT NON-HOA PROPERTY
7691813	APPARENT NON-HOA PROPERTY
7691814	APPARENT NON-HOA PROPERTY
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7691828	APPARENT NON-HOA PROPERTY
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7691832	APPARENT NON-HOA PROPERTY
7691833	APPARENT NON-HOA PROPERTY
7692236	APPARENT NON-HOA PROPERTY
7694379	APPARENT NON-HOA PROPERTY
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7694941	APPARENT NON-HOA PROPERTY
7694942	APPARENT NON-HOA PROPERTY
7694944	APPARENT NON-HOA PROPERTY

769644	APPARENT NON-HOA PROPERTY
7697222	APPARENT NON-HOA PROPERTY
7697293	APPARENT NON-HOA PROPERTY
7701886	APPARENT NON-HOA PROPERTY
7702395	APPARENT NON-HOA PROPERTY
7702487	APPARENT NON-HOA PROPERTY
7703537	APPARENT NON-HOA PROPERTY
7703543	APPARENT NON-HOA PROPERTY
7703945	APPARENT NON-HOA PROPERTY
7704483	APPARENT NON-HOA PROPERTY
7706777	APPARENT NON-HOA PROPERTY
7710805	APPARENT NON-HOA PROPERTY
7710815	APPARENT NON-HOA PROPERTY
7710825	APPARENT NON-HOA PROPERTY
7715137	APPARENT NON-HOA PROPERTY
7715560	APPARENT NON-HOA PROPERTY
7715687	APPARENT NON-HOA PROPERTY
7716402	APPARENT NON-HOA PROPERTY
7716999	APPARENT NON-HOA PROPERTY
7717000	APPARENT NON-HOA PROPERTY
7717001	APPARENT NON-HOA PROPERTY
7717003	APPARENT NON-HOA PROPERTY
7717004	APPARENT NON-HOA PROPERTY
7717005	APPARENT NON-HOA PROPERTY
7717006	APPARENT NON-HOA PROPERTY
7717007	APPARENT NON-HOA PROPERTY
7717008	APPARENT NON-HOA PROPERTY
7717010	APPARENT NON-HOA PROPERTY
7717011	APPARENT NON-HOA PROPERTY
7717013	APPARENT NON-HOA PROPERTY
7717014	APPARENT NON-HOA PROPERTY
7717017	APPARENT NON-HOA PROPERTY
7717720	APPARENT NON-HOA PROPERTY
7718277	APPARENT NON-HOA PROPERTY
7718304	APPARENT NON-HOA PROPERTY
7718308	APPARENT NON-HOA PROPERTY
7718321	APPARENT NON-HOA PROPERTY
7718354	APPARENT NON-HOA PROPERTY
7718365	APPARENT NON-HOA PROPERTY
7718817	APPARENT NON-HOA PROPERTY
7719210	APPARENT NON-HOA PROPERTY

7719865	APPARENT NON-HOA PROPERTY
7720883	APPARENT NON-HOA PROPERTY
7724902	APPARENT NON-HOA PROPERTY
7725023	APPARENT NON-HOA PROPERTY
7726983	APPARENT NON-HOA PROPERTY
7727047	APPARENT NON-HOA PROPERTY
7727913	APPARENT NON-HOA PROPERTY
7727966	APPARENT NON-HOA PROPERTY
7728009	APPARENT NON-HOA PROPERTY
7728365	APPARENT NON-HOA PROPERTY
7728920	APPARENT NON-HOA PROPERTY
7729875	APPARENT NON-HOA PROPERTY
7729883	APPARENT NON-HOA PROPERTY
7732610	APPARENT NON-HOA PROPERTY
7732659	APPARENT NON-HOA PROPERTY
7733827	APPARENT NON-HOA PROPERTY
7734573	APPARENT NON-HOA PROPERTY
7734584	APPARENT NON-HOA PROPERTY
7735877	APPARENT NON-HOA PROPERTY
7737565	APPARENT NON-HOA PROPERTY
7749957	APPARENT NON-HOA PROPERTY
7751015	APPARENT NON-HOA PROPERTY
7751405	APPARENT NON-HOA PROPERTY
7753999	APPARENT NON-HOA PROPERTY
7754414	APPARENT NON-HOA PROPERTY
7756874	APPARENT NON-HOA PROPERTY
7757109	APPARENT NON-HOA PROPERTY
7757377	APPARENT NON-HOA PROPERTY
7757691	APPARENT NON-HOA PROPERTY
7763438	APPARENT NON-HOA PROPERTY
7764071	APPARENT NON-HOA PROPERTY
7776821	APPARENT NON-HOA PROPERTY
7777232	APPARENT NON-HOA PROPERTY
7782369	APPARENT NON-HOA PROPERTY
7808080	APPARENT NON-HOA PROPERTY
7808335	APPARENT NON-HOA PROPERTY
7809522	APPARENT NON-HOA PROPERTY
7809663	APPARENT NON-HOA PROPERTY
7810248	APPARENT NON-HOA PROPERTY
7815786	APPARENT NON-HOA PROPERTY
7816015	APPARENT NON-HOA PROPERTY

7816053	APPARENT NON-HOA PROPERTY
7816364	APPARENT NON-HOA PROPERTY
7827141	APPARENT NON-HOA PROPERTY
7828734	APPARENT NON-HOA PROPERTY
7828893	APPARENT NON-HOA PROPERTY
782910	APPARENT NON-HOA PROPERTY
7832034	APPARENT NON-HOA PROPERTY
7832115	APPARENT NON-HOA PROPERTY
7833520	APPARENT NON-HOA PROPERTY
7837873	APPARENT NON-HOA PROPERTY
7838304	APPARENT NON-HOA PROPERTY
7838605	APPARENT NON-HOA PROPERTY
7838768	APPARENT NON-HOA PROPERTY
7857697	APPARENT NON-HOA PROPERTY
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7867912	APPARENT NON-HOA PROPERTY
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7871406	APPARENT NON-HOA PROPERTY
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7874137	APPARENT NON-HOA PROPERTY
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7874552	APPARENT NON-HOA PROPERTY
7874557	APPARENT NON-HOA PROPERTY
7875668	APPARENT NON-HOA PROPERTY
7875927	APPARENT NON-HOA PROPERTY
7876048	APPARENT NON-HOA PROPERTY
7876286	APPARENT NON-HOA PROPERTY
7878528	APPARENT NON-HOA PROPERTY
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7881414	APPARENT NON-HOA PROPERTY

7881420	APPARENT NON-HOA PROPERTY
7886673	APPARENT NON-HOA PROPERTY
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7890000	APPARENT NON-HOA PROPERTY
7890008	APPARENT NON-HOA PROPERTY
7890129	APPARENT NON-HOA PROPERTY
7890589	APPARENT NON-HOA PROPERTY
7890764	APPARENT NON-HOA PROPERTY
7891966	APPARENT NON-HOA PROPERTY
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7897389	APPARENT NON-HOA PROPERTY
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7903277	APPARENT NON-HOA PROPERTY
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7911343	APPARENT NON-HOA PROPERTY
7914933	APPARENT NON-HOA PROPERTY
7953975	APPARENT NON-HOA PROPERTY
858561	APPARENT NON-HOA PROPERTY